CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, Basic	$ (0.41)	$ (0.30)	$ (1.12)	$ (1.01)	$ (1.11)	$ (1.63)
Net loss per share, Diluted	$ (0.41)	$ (0.30)	$ (1.12)	$ (1.01)	$ (1.11)	$ (1.63)
Weighted average shares, Basic	7,240,632	6,450,180	7,189,256	5,859,375	6,175,193	3,694,293
Weighted average shares, Diluted	7,240,632	6,450,180	7,189,256	5,859,375	6,175,193	3,694,293